INTANGIBLE ASSETS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Increase in discount rate (in percent)	1.00%
Decrease in growth rate (in percent)	1.00%
Civil Aviation, Defense and Security and Healthcare
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (in years)	5 years
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount rate (in percent)	8.00%
Bottom of range | Civil Aviation, Defense and Security and Healthcare
Disclosure of detailed information about intangible assets [line items]
Estimated growth rate (in percent)	2.00%
Top of range
Disclosure of detailed information about intangible assets [line items]
Discount rate (in percent)	15.00%
Top of range | Civil Aviation, Defense and Security and Healthcare
Disclosure of detailed information about intangible assets [line items]
Estimated growth rate (in percent)	3.00%
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 92.9	$ 77.2
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization	29.0	30.6
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 1.0	$ 1.7